As filed with the Securities and Exchange Commission on May 15, 2014
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,121	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,121	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 13, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,121 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 13, 2014, the effectiveness of the registration statement for the iShares FTSE China A50 Index Fund (the “Fund”), filed in Post-Effective Amendment No. 502 on January 25, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
518	April 8 , 2011	May 3, 2011
531	May 2, 2011	June 1, 2011
543	May 31, 2011	June 30, 2011
552	June 29, 2011	July 29, 2011
562	July 28, 2011	August 26, 2011
574	August 25, 2011	September 23, 2011
584	September 22, 2011	October 21, 2011
608	October 20, 2011	November 18, 2011
616	November 17, 2011	December 16, 2011
631	December 15, 2011	January 13, 2012
673	January 12, 2012	February 10, 2012
704	February 9, 2012	March 9, 2012
719	March 8, 2012	April 6, 2012
725	April 5, 2012	May 4, 2012
734	May 3, 2012	June 1, 2012
739	May 31, 2012	June 29, 2012
743	June 28, 2012	July 27, 2012
752	July 26, 2012	August 24, 2012
764	August 23, 2012	September 21, 2012
769	September 20, 2012	October 19, 2012
776	October 18, 2012	November 16, 2012
791	November 15, 2012	December 14, 2012
798	December 13, 2012	December 28, 2012
805	December 27, 2012	January 25, 2013
828	January 24, 2013	February 22, 2013
837	February 21, 2013	March 22, 2013
845	March 21, 2013	April 19, 2013
867	April 18, 2013	May 17, 2013
886	May 16, 2013	June 14, 2013
905	June 13, 2013	July 12, 2013
925	July 11, 2013	August 9, 2013
940	August 8, 2013	September 6, 2013
951	September 5, 2013	October 4, 2013
967	October 3, 2013	November 1, 2013
984	October 31, 2013	November 29, 2013
998	November 27, 2013	December 27, 2013
1,018	December 26, 2013	January 24, 2014
1,034	January 23, 2014	February 21, 2014
1,057	February 20, 2014	March 21, 2014
1,073	March 20, 2014	April 18, 2014
1,100	April 17, 2014	May 16, 2014

This Post-Effective Amendment No. 1,121 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 502.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,121 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of May, 2014.

iSHARES TRUST

By:
Manish Mehta*
President

Date: May 15, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,121 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: May 15, 2014

John E. Martinez*
Trustee

Date: May 15, 2014

George G.C. Parker*
Trustee

Date: May 15, 2014

Cecilia H. Herbert*
Trustee

Date: May 15, 2014

Charles A. Hurty*
Trustee

Date: May 15, 2014

John E. Kerrigan*
Trustee

Date: May 15, 2014

Robert H. Silver*
Trustee

Date: May 15, 2014

Robert S. Kapito*
Trustee

Date: May 15, 2014

Madhav V. Rajan*
Trustee

Date: May 15, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 15, 2014

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 15, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.